Trade, Other Payables and Deferred Income (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Additional Information [Abstract]
Non-current	$ 3	$ 4	$ 5
Current
Trade payables	358	381	306
Accruals and deferred income	193	206	187
Short-term provisions	22	0	0
Accruals for retrenchment costs	35	0	0
Other payables	30	28	23
Total current trade, other payables and deferred income	638	615	516
Total trade, other payables and deferred income	$ 641	$ 619	$ 521